Trade receivables (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Trade Receivables

Trade receivables are analysed as follows:

	31/12/18	31/12/17	01/01/17
Domestic customers	20,247	22,399	22,332
European Customers	7,815	9,232	12,652
Chinese customers	7,233	618	374
North American customers	3,573	4,374	2,562
Other foreign customers	11,726	11,701	11,762

Total trade receivables	50,594	48,324	49,682
Allowance for doubtful accounts	(9,627)	(10,775)	(9,544)

Total trade receivables	40,967	37,549	40,138

Summary of Trade Receivables and Revenue

As at December 31, 2018 and 2017 and for each year of the two-year period ended December 31, 2018, the Company had customers who exceeded 5% of trade receivables as follows:

Trade receivables	No. of customers	% of trade receivables
2018	2	21%
2017	3	18%

Summary of Provision for Doubtful Accounts

The following table provides the movements in the allowance for doubtful accounts.

	31/12/18	31/12/17
Balance, beginning of year	10,775	9,544
Effect of the adoption of IFRS 9 (see note 5)	37	—
Charges – bad debt expense	745	1,475
Reductions – write off of uncollectible amounts	(1,930)	(244)

Balance, end of year	9,627	10,775

Summary of Trade Receivables Denominated in Foreign Currencies

Trade receivables denominated in foreign currencies as at December 31, 2018, 2017 and January 1, 2017 totaled 26,490, 16,991 and 18,145, respectively. These receivables consist of the following:

	31/12/18	31/12/17	01/01/17
Chinese Yuan	7,233	618	374
Brasilian Reais	5,893	4,620	4,461
British pounds	2,823	3,215	5,298
U.S. dollars	2,183	3,736	5,694
Canadian dollars	2,124	2,232	466
Other currencies	6,234	2,570	1,852

Balance, end of year	26,490	16,991	18,145